EMBEDDED DERIVATIVE ASSET	12 Months Ended
Dec. 31, 2021
EMBEDDED DERIVATIVE ASSET.
EMBEDDED DERIVATIVE ASSET

9.          EMBEDDED DERIVATIVE ASSET

	December 31	December 31
	2021	2020

Embedded derivative asset – Beginning of period	$13,074	$15,160
Portion of embedded derivative asset settled	235	—
Fair value adjustment	9,459	(21,728)
Amendment to Wheaton SPA	—	19,642

Embedded derivative asset – End of period	22,768	$13,074

Less: current embedded derivative asset	2,752	—

Non-current embedded derivative asset	$20,016	$13,074

On October 2, 2008 (with subsequent amendments on October 20, 2008, December 10, 2008, December 22, 2009, March 31, 2010, January 15, 2013, March 11, 2014, and June 16, 2014), the Corporation entered into a silver purchase agreement (the “SPA”) with Wheaton under which Wheaton will receive 25% of the life of mine payable silver sold by the Corporation from its Keno Hill District properties. The SPA anticipated that the initial silver deliveries would come from the Bellekeno property. Under the SPA, the Corporation received up-front deposit payments from Wheaton totaling US$50,000,000, and received further payments of the lesser of US$3.90 (increasing by 1% per annum after the third year of full production) and the prevailing market price for each ounce of payable silver delivered, if as and when delivered (the “Original Production Payment”). After the initial 40 year term of the SPA, the Corporation is required to refund the balance of any advance payments received and not yet notionally reduced through silver deliveries. The Corporation would also be required to refund the balance of advance payments received and not yet reduced if Wheaton exercised its right to terminate the SPA in an event of default by the Corporation.

Subsequently on March 29, 2017 and August 5, 2020, the Corporation and Wheaton amended the SPA (the “Amended SPA”), which ultimately culminated in Wheaton continuing to receive 25% of the life of mine payable silver from the Keno Hill Silver District and the Original Production Payment being replaced with a new production payment to the Corporation to be based on a new payment formula (the “Amended Production Payment”) as outlined below:

●	During the earlier of the initial two years ending August 4, 2022 or eight million ounces of payable silver production (the “Initial Period”), the Amended Production Payment from Wheaton to the Corporation will be adjusted on a curve. The Amended Production Payment formula during the Initial Period is a linear equation that pays 90% of spot price at US$15 per ounce silver (and below) and 10% of spot price at US$23 per ounce silver (and above); and
●	Following the Initial Period, the Amended Production Payment formula remains a linear equation and will pay 90% of spot price at US$13 per ounce silver (and below) and 10% of spot price at US$23 per ounce silver (and above).

Additional terms of the amendments include a date for completion of the 400 tonne per day mine and mill completion test to December 31, 2022. If the completion test is not satisfied by December 31, 2022, the Corporation will be required to pay a capacity related refund to Wheaton in the maximum amount of US$8,788,000, which can be further proportionately reduced by mine production and mill throughput exceeding 322 tonnes per day for a 30 day period prior to December 31, 2022. The Amended SPA is secured against the Corporation’s mineral properties until repayment of the original deposit of US$50,000,000.

In consideration of the March 29, 2017 amendment, on April 10, 2017 the Corporation issued 3,000,000 shares to Wheaton with a fair value of $6,600,000 (US$4,934,948). Under the terms of the Amended SPA, the original US$50,000,000 deposit was notionally reduced by this amount. This amendment introduced the variable production payment to be received from Wheaton upon extraction and delivery of their 25% interest of future production, which is considered an embedded derivative asset within the Amended SPA. The embedded derivative asset was initially recorded at fair value, which was consistent with the value of the consideration paid to Wheaton and subsequently revalued at each period end.

On August 5, 2020 the Corporation issued 2,000,000 common share purchase warrants (the “Wheaton Warrants”) to Wheaton, which partially compensated for amending the terms of the SPA. Each Wheaton Warrant entitles Wheaton to purchase one common share of the Corporation at an exercise price of $3.50, expiring August 5, 2025, with a  fair value of $4,806,000 (US$3,624,000).

Management has concluded that the Amended SPA on August 5, 2020 was additional consideration received from Wheaton in order to preserve the long-term commercial viability of Keno Hill District properties and realize their 25% interest.  On the date of the amendment, management valued the embedded derivative asset under the previously effective terms and again under the revised terms, and the gain to the Corporation, net of the warrants issued, of $14,835,000 was credited against the exploration and evaluation assets balance.

During the year ended December 31, 2021, a portion of the embedded derivative related to the Wheaton SPA was settled. The embedded derivative asset was calculated based on the discounted future cash flows associated with the difference between the original US$3.90 per ounce production payment Wheaton would pay for each payable ounce delivered under the SPA and the amended production payment under the amended SPA (amended March 29, 2017 and subsequently on August 5, 2020) which varies depending on the silver pricing curve (Note 20). The fair value of the embedded derivative asset was estimated based on the discounted future cash flows using a probability-based dynamic valuation model resulting in a fair value adjustment for the year ended December 31, 2021 of $9,459,000 (2020 – ($21,728,000)), respectively.